Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,645	$ 2,735	$ 5,337	$ 5,357
Interest cost	6,446	6,139	12,938	12,175
Expected return on plan assets	(3,825)	(4,275)	(7,650)	(8,550)
Amortization of unrealized losses		1,801	8,743	3,601
Net periodic benefit costs	$ 9,636	$ 6,400	$ 19,368	$ 12,583